Income Taxes - Components of the Income Tax Benefit (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal			$ 0	$ 0
State			61	80
Foreign			165	136
Total			226	216
Deferred:
Federal			(26,386)	(15,488)
State			(4,165)	(2,948)
Foreign			(848)	(529)
Total			(31,399)	(18,965)
Change in valuation allowance			30,908	18,695
Total	$ (52)	$ (294)	$ (265)	$ (54)